Variable Interest Entities - Consolidated Financial Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)
Variable Interest Entity [Line Items]
Total Assets	¥ 1,530,419		¥ 1,025,231		$ 236,903
Total liabilities	809,492		524,974		125,306
Net revenues	1,834,422	$ 277,107	1,284,863	¥ 1,146,612
Net Income	207,657	31,369	106,151	61,460
Cash flow provided by operating activities	334,033	50,458	133,210	137,750
Cash flow used in investing activities	(14,631)	(2,210)	(43,439)	(95,128)
Cash flow provided by/(used in) financing activities	185,606	28,038	(5,709)	14,180
Variable interest entity
Variable Interest Entity [Line Items]
Total Assets	1,349,713		1,025,231		208,931
Total liabilities	799,410		524,974		$ 123,746
Net revenues	1,834,422	277,107	1,284,863	1,146,612
Net Income	207,662	31,369	106,151	61,460
Cash flow provided by operating activities	334,038	50,460	133,210	137,750
Cash flow used in investing activities	(14,631)	(2,210)	(43,439)	(95,128)
Cash flow provided by/(used in) financing activities	¥ 4,895	$ 739	¥ (5,709)	¥ 14,180